DEBT - Initial Credit Facility and New Term Loan Facility (Details)			1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended				23 Months Ended		24 Months Ended
	Apr. 30, 2018	Apr. 29, 2018	Jan. 31, 2020 USD ($) vessel	Apr. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Apr. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 06, 2023	Dec. 07, 2022	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 06, 2023	Dec. 07, 2021	Dec. 06, 2023 USD ($)	Dec. 31, 2021	Dec. 12, 2018 $ / shares	Dec. 31, 2016 covenant	Mar. 31, 2015 USD ($)	Dec. 19, 2013 USD ($)
Debt Instrument [Line Items]
Repayment of credit facility							$ 0	$ 0			$ 4,095,000	$ 0
Initial Credit Facility
Debt Instrument [Line Items]
Condition precedent to raise additional equity, value				$ 15,000,000
Commitments from lenders to fund new term loan facility upon satisfaction of conditions precedent				$ 132,900,000
Initial Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity																			$ 150,000,000	$ 60,000,000
Financial covenants breached | covenant																		3
Repayment of credit facility					$ 1,900,000	$ 1,575,000
Security coverage ratio, minimum aggregate fair market value of vessels securing loan as percent of outstanding loan						150.00%
Credit facility outstanding					132,900,000			$ 132,900,000			$ 132,900,000
Initial Credit Facility | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	4.00%	2.00%
Subsequent Event
Debt Instrument [Line Items]
Additional equity raised as precedent to refinance loan facility			$ 15,000,000
Subsequent Event | New Term Loan Facility
Debt Instrument [Line Items]
Number of PSVs to collateralize loan | vessel			10
Number of crew boats to collateralize loan | vessel			11
Financial covenant, minimum cash and cash equivalents per vessel			$ 500,000
Financial covenant, AHTS vessels excluded from minimum cash per vessel requirement | vessel			2
Financial covenant, crew boats excluded from minimum cash per vessel requirement | vessel			11
Financial covenant, minimum liquidity			$ 5,000,000
Dividend restriction period (in months)			24 months
Subsequent Event | New Term Loan Facility | Loan Facility
Debt Instrument [Line Items]
Principal balance			$ 132,900,000.0
Forecast | New Term Loan Facility
Debt Instrument [Line Items]
Security coverage ratio, minimum aggregate fair market value of vessels securing loan as percent of outstanding loan									130.00%	125.00%				115.00%
Maximum net debt to total capitalization ratio													0.65			0.70
Forecast | New Term Loan Facility | Loan Facility
Debt Instrument [Line Items]
Frequency of payments															semi-annual
Periodic payments due															$ 7,500,000
Forecast | New Term Loan Facility | Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)									5.50%	4.50%				3.50%
Private Placement
Debt Instrument [Line Items]
Proceeds from issuance of private placement					$ 4,900,000
Share price (in dollars per share) | $ / shares					$ 4.20						$ 4.20
Private Placement | SOI
Debt Instrument [Line Items]
Proceeds from issuance of private placement					$ 5,000,000
Share price (in dollars per share) | $ / shares					$ 4.20						$ 4.20						$ 4.20